8. Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of accrued expenses

Accrued expenses are summarized as follows:

	September 30,	December 31,
	2020	2019
Accrued operating expenses	$798,752	$854,056
Accrued wages and related expenses	402,710	487,327
Accrued interest expense	44,635	–
Accrued sales tax payable	616,999	345,458
	$1,863,096	$1,686,841

Accrued expenses are summarized as follows:

	December 31,	December 31,
	2019	2018
Accrued operating expenses	$854,056	$240,941
Accrued wages and related expenses	487,327	490,961
Accrued interest expense	–	10,958
Accrued sales tax payable	345,458	401,282
	$1,686,841	$1,144,142